Sigificant Accounting Policies (Details) - Schedule of examines the possibility of decreases in the value of fixed assets	12 Months Ended
Dec. 31, 2021
Office equipment and furniture [Member]
Sigificant Accounting Policies (Details) - Schedule of examines the possibility of decreases in the value of fixed assets [Line Items]
Property and equipment useful life	5 years
Vehicles [Member]
Sigificant Accounting Policies (Details) - Schedule of examines the possibility of decreases in the value of fixed assets [Line Items]
Property and equipment useful life	5 years
Yachts [Member]
Sigificant Accounting Policies (Details) - Schedule of examines the possibility of decreases in the value of fixed assets [Line Items]
Property and equipment useful life	5 years